Stockholders' Equity and Stock-Based Compensation - Stock-Based Compensation Expense in Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended		12 Months Ended															6 Months Ended		12 Months Ended						6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Cost of revenues [Member]	Sep. 24, 2011 Cost of revenues [Member]	Sep. 25, 2010 Cost of revenues [Member]	Sep. 29, 2012 Research and development [Member]	Sep. 24, 2011 Research and development [Member]	Sep. 25, 2010 Research and development [Member]	Dec. 31, 2011 Research and development [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Research and development [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 Research and development [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Selling and marketing [Member]	Sep. 24, 2011 Selling and marketing [Member]	Sep. 25, 2010 Selling and marketing [Member]	Jun. 30, 2012 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 General and administrative [Member]	Sep. 24, 2011 General and administrative [Member]	Sep. 25, 2010 General and administrative [Member]	Jun. 30, 2012 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Restructuring [Member]	Jun. 30, 2012 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 40,572	$ 35,472	$ 34,160	$ 12,591	$ 12,859	$ 24,741	$ 24,075	$ 23,420	$ 5,722	$ 4,602	$ 4,332	$ 5,328	$ 4,852	$ 4,011	$ 7,173	$ 6,911	$ 7,071	$ 7,355	$ 5,954	$ 5,313	$ 1,481	$ 1,346	$ 2,443	$ 2,880	$ 3,391	$ 18,667	$ 20,064	$ 20,504	$ 5,690	$ 6,078	$ 11,955	$ 10,659	$ 9,925	$ 3,500	$ 1,792	$ 1,582	$ 3,170	$ 3,625	$ 3,033